FAIR VALUE MEASUREMENTS (Tables)	8 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$2,070,086,006